Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Total operating revenues	$ 23,468	$ 22,757
Operating costs	(13,933)	(13,475)
Severance, acquisition and other costs	(136)	(190)
Depreciation	(3,145)	(3,034)
Amortization	(869)	(810)
Finance costs
Interest expense	(1,000)	(955)
Interest on post-employment benefit obligations	(69)	(72)
Other expense	(348)	(102)
Income taxes	(995)	(1,069)
Net earnings (losses)	2,973	3,050
Net earnings attributable to:
Common shareholders	2,785	2,866
Preferred shareholders	144	128
Non-controlling interest	44	56
Net earnings (losses)	$ 2,973	$ 3,050
Net earnings per common share
Basic and diluted (in cad per share)	$ 3.10	$ 3.20
Average number of common shares outstanding - basic (millions) (in shares)	898.6	894.3